Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.94867%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$662,981.08

Principal:
Principal Collections	$11,771,472.43
Prepayments in Full	$4,265,684.78
Liquidation Proceeds	$143,498.72
Recoveries	$85,582.12
Sub Total	$16,266,238.05
Collections	$16,929,219.13

Purchase Amounts:
Purchase Amounts Related to Principal	$4,721.56
Purchase Amounts Related to Interest	$17.11
Sub Total	$4,738.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,933,957.80

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,933,957.80
Servicing Fee	$228,376.85	$228,376.85	$0.00	$0.00	$16,705,580.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,705,580.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,705,580.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,705,580.95
Interest - Class A-3 Notes	$221,609.28	$221,609.28	$0.00	$0.00	$16,483,971.67
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$16,140,751.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,140,751.67
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$16,022,063.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,022,063.50
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$15,936,986.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,936,986.42
Regular Principal Payment	$14,520,641.31	$14,520,641.31	$0.00	$0.00	$1,416,345.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,416,345.11
Residual Released to Depositor	$0.00	$1,416,345.11	$0.00	$0.00	$0.00
Total		$16,933,957.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,520,641.31
Total					$14,520,641.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,520,641.31	$45.23	$221,609.28	$0.69	$14,742,250.59	$45.92
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$14,520,641.31	$13.79	$768,594.53	$0.73	$15,289,235.84	$14.52

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$71,104,583.18	0.2214958	$56,583,941.87	0.1762630
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$228,534,583.18	0.2171082	$214,013,941.87	0.2033135

Pool Information
Weighted Average APR	3.071%	3.089%
Weighted Average Remaining Term	28.36	27.63
Number of Receivables Outstanding	16,792	16,232
Pool Balance	$274,052,222.74	$257,654,348.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$251,066,421.64	$236,299,812.22
Pool Factor	0.2335503	0.2195759

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$21,354,536.42
Targeted Overcollateralization Amount	$43,640,406.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,640,406.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$212,496.61
(Recoveries)		53	$85,582.12
Net Loss for Current Collection Period			$126,914.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5557%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3035%
Second Prior Collection Period			0.3320%
Prior Collection Period			0.5430%
Current Collection Period			0.5729%
Four Month Average (Current and Prior Three Collection Periods)			0.6879%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,526	$6,794,382.41
(Cumulative Recoveries)			$1,506,561.56
Cumulative Net Loss for All Collection Periods			$5,287,820.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4506%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,452.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,465.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	187	$4,134,819.67
61-90 Days Delinquent	0.27%	24	$684,203.98
91-120 Days Delinquent	0.03%	6	$88,436.89
Over 120 Days Delinquent	0.25%	19	$632,406.84
Total Delinquent Receivables	2.15%	236	$5,539,867.38

Repossession Inventory:
Repossessed in the Current Collection Period		11	$316,143.03
Total Repossessed Inventory		14	$386,109.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3339%
Prior Collection Period			0.3216%
Current Collection Period			0.3019%
Three Month Average			0.3191%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5453%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	41	$968,522.08
2 Months Extended	49	$1,105,447.65
3+ Months Extended	21	$597,016.87

Total Receivables Extended	111	$2,670,986.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer